GOODWILL - Cash Generating Units with Allocated Goodwill (Details) - Banco de Bogotá S.A. over Megabanco	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	14.00%
Growth rate after five years	3.10%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.40%	9.60%
Borrowing rate	3.50%	3.60%
Growth in income from commissions	9.90%	9.20%
Growth in expenses	3.70%	2.50%
Inflation	2.90%	3.30%
Discount rate after taxes	14.00%	14.00%
Growth rate after five years	3.10%	3.50%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.00%	9.40%
Borrowing rate	3.80%	3.30%
Growth in income from commissions	7.50%	7.70%
Growth in expenses	3.90%	4.00%
Inflation	3.10%	3.40%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.10%	9.30%
Borrowing rate	3.90%	3.20%
Growth in income from commissions	8.00%	7.80%
Growth in expenses	3.10%	4.00%
Inflation	2.70%	3.20%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.30%	9.50%
Borrowing rate	4.20%	3.60%
Growth in income from commissions	7.90%	8.50%
Growth in expenses	3.50%	5.10%
Inflation	3.50%	3.30%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.50%	9.60%
Borrowing rate	4.30%	3.80%
Growth in income from commissions	8.30%	8.50%
Growth in expenses	3.60%	4.40%
Inflation	3.30%	3.60%